Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Cash flows from operating activities:
Net loss attributable to controlling interest	$ (2,223)	$ (3,018)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	75	$ 416
Stock-based compensation - options	$ 28
Shares of common stock issued for services rendered		$ 231
Shares of treasury stock re-issued for services rendered		$ 498
Cash acquired in merger transaction	$ 14
Change in non-controlling interest on cash	2	$ 51
Changes in assets and liabilities:
Accounts receivable	(449)	(174)
Inventory	(66)	14
Prepaid expenses	5	18
Other assets	130	(20)
Accounts payable	152	283
Accrued expenses	140	284
Accrued interest	18	118
Deferred revenue	61	(142)
Net cash used in operating activities	(2,113)	(1,441)
Cash flows from investing activities:
Purchases of property and equipment	(49)	(8)
Net cash used in investing activities	(49)	$ (8)
Cash flows from financing activities:
Proceeds from the issuance of common stock, net of fees	9,555
Collection of subscription receivable	55	$ 31
Re-issuance of treasury shares for cash, net of expenses	200	$ 149
Proceeds from the issuances of debt	185
Repayments of debt	$ (360)	$ (176)
Proceeds from the issuances of debt - related parties		250
Repayments of debt - related parties	$ (587)	(104)
Net cash provided by financing activities	9,048	150
NET INCREASE (DECREASE) IN CASH	6,886	(1,299)
Cash - beginning of the period	1,962	2,220
Cash - end of the period	8,848	921
SUPPLEMENTAL DISCLOSURES:
Cash paid for interest	$ 77	$ 90
Cash paid for income taxes
SUMMARY OF NONCASH ACTIVITIES:
Intangibles acquired in merger	$ 77
Payables assumed in merger	$ 59
Treasury stock re-purchased for release of guarantee		$ 393